UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22003

Nuveen Core Equity Alpha Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Core Equity Alpha Fund (JCE)
March 31, 2013

Shares	Description (1)					Value
	Common Stocks – 98.4%
	Aerospace & Defense – 0.6%
1,100	L-3 Communications Holdings, Inc.					$ 89,012
2,400	Northrop Grumman Corporation					168,360
4,300	Raytheon Company					252,797
3,800	Rockwell Collins, Inc.					239,856
29,900	Textron Inc.					891,319
	Total Aerospace & Defense					1,641,344
	Air Freight & Logistics – 0.2%
900	C.H. Robinson Worldwide, Inc.					53,514
4,900	FedEx Corporation					481,180
	Total Air Freight & Logistics					534,694
	Airlines – 0.0%
7,600	Southwest Airlines Co.					102,448
	Auto Components – 0.1%
5,200	Delphi Automotive PLC					230,880
	Automobiles – 0.3%
49,500	Ford Motor Company					650,925
	Beverages – 2.0%
12,000	Beam Inc.					762,480
6,900	Brown-Forman Corporation					492,660
2,100	Coca-Cola Enterprises Inc.					77,532
11,000	Coca-Cola Company					444,840
45,900	Constellation Brands, Inc., Class A, (2)					2,186,676
20,300	Dr. Pepper Snapple Group					953,085
3,200	PepsiCo, Inc.					253,152
	Total Beverages					5,170,425
	Biotechnology – 2.9%
8,000	Alexion Pharmaceuticals Inc., (2)					737,120
28,600	Amgen Inc.					2,931,786
14,700	Biogen Idec Inc., (2)					2,835,777
1,200	Celgene Corporation, (2)					139,092
16,800	Gilead Sciences, Inc., (2)					822,024
	Total Biotechnology					7,465,799
	Building Products – 0.0%
4,200	Masco Corporation					85,050
	Capital Markets – 1.0%
7,000	Ameriprise Financial, Inc.					515,550
3,400	Bank of New York Company, Inc.					95,166
1,700	BlackRock Inc.					436,696
1,800	Franklin Resources, Inc.					271,458
2,400	Goldman Sachs Group, Inc.					353,160
11,900	Invesco LTD					344,624
15,500	Morgan Stanley					340,690
1,800	State Street Corporation					106,362
	Total Capital Markets					2,463,706
	Chemicals – 4.0%
13,500	Eastman Chemical Company					943,245
3,100	Ecolab Inc.					248,558
16,000	FMC Corporation					912,480
3,800	International Flavors & Fragrances Inc.					291,346
14,000	LyondellBasell Industries NV					886,060
1,900	Monsanto Company					200,697
800	Mosaic Company					47,688
14,500	PPG Industries, Inc.					1,942,130
27,700	Sherwin-Williams Company					4,678,253
	Total Chemicals					10,150,457
	Commercial Banks – 2.4%
93,400	BB&T Corporation					2,931,826
5,400	First Horizon National Corporation					57,672
13,200	M&T Bank Corporation					1,361,712
49,400	Regions Financial Corporation					404,586
16,400	SunTrust Banks, Inc.					472,484
11,500	U.S. Bancorp					390,195
16,450	Wells Fargo & Company					608,486
	Total Commercial Banks					6,226,961
	Commercial Services & Supplies – 0.7%
11,800	ADT Corporation					577,492
3,100	Avery Dennison Corporation					133,517
19,600	Cintas Corporation					864,948
7,800	Iron Mountain Inc.					283,218
600	Waste Management, Inc.					23,526
	Total Commercial Services & Supplies					1,882,701
	Communications Equipment – 0.4%
12,800	Harris Corporation					593,152
11,400	Juniper Networks Inc., (2)					211,356
2,400	Motorola Solutions Inc.					153,672
	Total Communications Equipment					958,180
	Computers & Peripherals – 3.1%
15,800	Apple, Inc.					6,993,554
6,000	Dell Inc.					85,980
1,900	EMC Corporation, (2)					45,391
900	SanDisk Corporation, (2)					49,500
2,700	Seagate Technology					98,712
13,500	Western Digital Corporation					678,780
	Total Computers & Peripherals					7,951,917
	Construction & Engineering – 0.1%
1,000	Fluor Corporation					66,330
7,000	Quanta Services Incorporated, (2)					200,060
	Total Construction & Engineering					266,390
	Construction Materials – 0.1%
4,000	Vulcan Materials Company					206,800
	Consumer Finance – 0.7%
37,800	Discover Financial Services					1,694,952
3,900	SLM Corporation					79,872
	Total Consumer Finance					1,774,824
	Containers & Packaging – 0.1%
3,300	Bemis Company, Inc.					133,188
	Distributors – 0.1%
4,100	Genuine Parts Company					319,800
	Diversified Consumer Services – 0.1%
5,900	H & R Block Inc.					173,578
	Diversified Financial Services – 1.7%
32,600	Bank of America Corporation					397,068
11,600	Citigroup Inc.					513,184
10,205	JPMorgan Chase & Co.					484,329
29,900	McGraw-Hill Companies, Inc.					1,557,192
26,100	Moody’s Corporation					1,391,652
2,000	New York Stock Exchange Euronext					77,280
	Total Diversified Financial Services					4,420,705
	Diversified Telecommunication Services – 1.4%
53,000	AT&T Inc.					1,944,570
15,570	CenturyLink Inc.					546,974
86,900	Frontier Communications Corporation					345,862
13,800	Verizon Communications Inc.					678,270
	Total Diversified Telecommunication Services					3,515,676
	Electric Utilities – 1.8%
2,400	American Electric Power Company, Inc.					116,712
39,256	Duke Energy Corporation					2,849,593
10,800	NextEra Energy Inc.					838,944
12,400	Pinnacle West Capital Corporation					717,836
3,900	Southern Company					182,988
	Total Electric Utilities					4,706,073
	Electrical Equipment – 0.8%
15,744	Eaton PLC					964,320
2,200	Emerson Electric Company					122,914
2,800	Rockwell Automation, Inc.					241,780
5,200	Roper Industries Inc.					662,012
	Total Electrical Equipment					1,991,026
	Electronic Equipment & Instruments – 0.3%
9,000	Amphenol Corporation, Class A					671,850
5,000	Molex Inc.					146,400
	Total Electronic Equipment & Instruments					818,250
	Energy Equipment & Services – 0.7%
4,300	Baker Hughes Incorporated					199,563
300	Cooper Cameron Corporation, (2)					19,560
7,800	Ensco PLC					468,000
6,200	Halliburton Company					250,542
2,500	Helmerich & Payne Inc.					151,750
3,700	National-Oilwell Varco Inc.					261,775
2,200	Noble Corporation					83,930
5,242	Schlumberger Limited					392,573
	Total Energy Equipment & Services					1,827,693
	Food & Staples Retailing – 1.1%
1,800	Costco Wholesale Corporation					190,998
7,700	Kroger Co.					255,178
29,700	Wal-Mart Stores, Inc.					2,222,451
2,700	Whole Foods Market, Inc.					234,225
	Total Food & Staples Retailing					2,902,852
	Food Products – 2.4%
3,700	Campbell Soup Company					167,832
17,100	ConAgra Foods, Inc.					612,351
7,600	H.J. Heinz Company					549,252
14,200	Hershey Foods Corporation					1,242,926
5,200	Hormel Foods Corporation					214,864
6,500	JM Smucker Company					644,540
2,300	Kellogg Company					148,189
2,700	Kraft Foods Inc.					139,131
30,100	McCormick & Company, Incorporated					2,213,855
5,600	Mondelez International Inc.					171,416
4,400	Tyson Foods, Inc., Class A					109,208
	Total Food Products					6,213,564
	Gas Utilities – 1.0%
52,900	ONEOK, Inc.					2,521,743
	Health Care Equipment & Supplies – 0.9%
7,900	Abbott Laboratories					279,028
11,300	Baxter International, Inc.					820,832
1,300	Edwards Lifesciences Corporation, (2)					106,808
1,300	Intuitive Surgical, Inc., (2)					638,547
2,000	Medtronic, Inc.					93,920
2,100	Saint Jude Medical Inc.					84,924
3,000	Varian Medical Systems, Inc., (2)					216,000
	Total Health Care Equipment & Supplies					2,240,059
	Health Care Providers & Services – 1.7%
1,700	AmerisourceBergen Corporation					87,465
8,500	CIGNA Corporation					530,145
33,100	Coventry Health Care, Inc.					1,556,693
13,400	Davita Inc., (2)					1,589,106
3,700	McKesson HBOC Inc.					399,452
5,200	Tenet Healthcare Corporation, (2)					247,416
1,200	Wellpoint Inc.					79,476
	Total Health Care Providers & Services					4,489,753
	Hotels, Restaurants & Leisure – 2.4%
9,400	Carnival Corporation, ADR					322,420
23,200	Marriott International, Inc., Class A					979,736
2,600	McDonald’s Corporation					259,194
5,200	Starbucks Corporation					296,192
50,900	Wyndham Worldwide Corporation					3,282,032
1,800	Wynn Resorts Ltd					225,288
9,400	YUM! Brands, Inc.					676,236
	Total Hotels, Restaurants & Leisure					6,041,098
	Household Durables – 2.6%
23,500	D.R. Horton, Inc.					571,050
22,200	Leggett and Platt Inc.					749,916
46,900	Lennar Corporation, Class A					1,945,412
45,700	Newell Rubbermaid Inc.					1,192,770
27,500	Pulte Corporation, (2)					556,600
13,900	Whirlpool Corporation					1,646,594
	Total Household Durables					6,662,342
	Household Products – 0.7%
6,700	Colgate-Palmolive Company					790,801
7,100	Kimberly-Clark Corporation					695,658
4,100	Procter & Gamble Company					315,946
	Total Household Products					1,802,405
	Independent Power Producers & Energy Traders – 0.6%
57,600	NRG Energy Inc.					1,525,824
	Industrial Conglomerates – 0.2%
27,500	General Electric Company					635,800
	Insurance – 4.7%
32,700	AFLAC Incorporated					1,701,054
91,900	Allstate Corporation					4,509,533
1,700	American International Group, (2)					65,994
17,300	AON PLC					1,063,950
45,300	Cincinnati Financial Corporation					2,137,707
27,800	Hartford Financial Services Group, Inc.					717,240
1,900	Lincoln National Corporation					61,959
2,400	Marsh & McLennan Companies, Inc.					91,128
2,600	Progressive Corporation					65,702
8,150	Torchmark Corporation					487,370
8,100	Travelers Companies, Inc.					681,939
17,900	XL Capital Ltd, Class A					542,370
	Total Insurance					12,125,946
	Internet & Catalog Retail – 0.8%
2,100	Amazon.com, Inc., (2)					559,629
24,300	Expedia, Inc.					1,458,243
100	Priceline.com Incorporated, (2)					68,793
	Total Internet & Catalog Retail					2,086,665
	Internet Software & Services – 1.7%
1,900	Akamai Technologies, Inc., (2)					67,051
20,300	eBay Inc., (2)					1,100,666
3,400	Google Inc., Class A, (2)					2,699,702
17,700	Yahoo! Inc., (2)					416,481
	Total Internet Software & Services					4,283,900
	IT Services – 3.5%
10,500	Accenture Limited					797,685
15,500	Cognizant Technology Solutions Corporation, Class A, (2)					1,187,455
21,000	Computer Sciences Corporation					1,033,830
31,300	Fidelity National Information Services					1,240,106
700	Fiserv, Inc., (2)					61,481
12,100	International Business Machines Corporation (IBM)					2,580,930
400	MasterCard, Inc.					216,452
7,800	Paychex, Inc.					273,546
9,600	Visa Inc.					1,630,464
	Total IT Services					9,021,949
	Life Sciences Tools & Services – 0.8%
3,100	Life Technologies Corporation, (2)					200,353
46,300	Perkinelmer Inc.					1,557,532
3,200	Thermo Fisher Scientific, Inc.					244,768
	Total Life Sciences Tools & Services					2,002,653
	Machinery – 1.7%
1,900	Deere & Company					163,362
2,100	Dover Corporation					153,048
8,100	Flowserve Corporation					1,358,451
3,700	Illinois Tool Works, Inc.					225,478
4,200	Ingersoll Rand Company Limited, Class A					231,042
1,300	Joy Global Inc.					77,376
1,400	PACCAR Inc.					70,784
8,900	Pall Corporation					608,493
19,200	Snap-on Incorporated					1,587,840
	Total Machinery					4,475,874
	Media – 8.8%
46,200	Cablevision Systems Corporation					691,152
11,100	CBS Corporation, Class B					518,259
153,900	Comcast Corporation, Class A					6,465,339
31,100	DIRECTV Group, Inc., (2)					1,760,571
4,300	Discovery Communications Inc., Class A Shares, (2)					338,582
72,800	Gannett Company Inc.					1,592,136
75,300	News Corporation, Class A					2,298,156
15,500	Scripps Networks Interactive, Class A Shares					997,270
15,800	Time Warner Cable, Class A					1,517,748
56,100	Time Warner Inc.					3,232,482
57,100	Walt Disney Company					3,243,280
	Total Media					22,654,975
	Metals & Mining – 0.1%
1,500	Freeport-McMoRan Copper & Gold, Inc.					49,650
4,000	Nucor Corporation					184,600
	Total Metals & Mining					234,250
	Multiline Retail – 0.2%
11,400	J.C. Penney Company, Inc.					172,254
11,200	Macy’s, Inc.					468,608
	Total Multiline Retail					640,862
	Multi-Utilities – 2.3%
15,900	CMS Energy Corporation					444,246
1,600	Consolidated Edison, Inc.					97,648
15,800	Dominion Resources, Inc.					919,244
2,200	DTE Energy Company					150,348
29,900	NiSource Inc.					877,266
2,000	Scana Corporation					102,320
27,600	Sempra Energy					2,206,344
3,500	TECO Energy, Inc.					62,370
22,800	Wisconsin Energy Corporation					977,892
	Total Multi-Utilities					5,837,678
	Oil, Gas & Consumable Fuels – 7.5%
800	Anadarko Petroleum Corporation					69,960
14,800	Cabot Oil & Gas Corporation					1,000,628
7,700	Chevron Corporation					914,914
4,400	ConocoPhillips					264,440
2,800	CONSOL Energy Inc.					94,220
2,200	EOG Resources, Inc.					281,754
7,800	EQT Corporation					528,450
33,500	Exxon Mobil Corporation					3,018,685
13,512	Kinder Morgan, Inc.					522,644
11,500	Marathon Oil Corporation					387,780
17,150	Marathon Petroleum Corporation					1,536,640
7,400	Murphy Oil Corporation					471,602
2,900	Noble Energy, Inc.					335,414
7,600	Peabody Energy Corporation					160,740
5,050	Phillips 66					353,349
4,000	Pioneer Natural Resources Company					497,000
4,200	QEP Resources Inc.					133,728
900	Range Resources Corporation					72,936
6,000	Southwestern Energy Company, (2)					223,560
15,500	Spectra Energy Corporation					476,625
50,400	Tesoro Corporation					2,950,920
47,300	Valero Energy Corporation					2,151,677
71,300	Williams Companies, Inc.					2,670,898
	Total Oil, Gas & Consumable Fuels					19,118,564
	Paper & Forest Products – 0.1%
4,700	International Paper Company					218,926
	Personal Products – 0.1%
5,300	Estee Lauder Companies Inc., Class A					339,359
	Pharmaceuticals – 2.8%
7,900	AbbVie Inc.					322,162
16,500	Actavis Inc., (2)					1,519,815
58,800	Bristol-Myers Squibb Company					2,421,972
17,000	Eli Lilly and Company					965,430
18,932	Merck & Company Inc.					837,362
34,100	Mylan Laboratories Inc., (2)					986,854
2,400	Pfizer Inc.					69,264
	Total Pharmaceuticals					7,122,859
	Professional Services – 1.1%
9,900	Dun and Bradstreet Inc.					828,135
32,200	Equifax Inc.					1,854,398
2,100	Robert Half International Inc.					78,813
	Total Professional Services					2,761,346
	Real Estate Investment Trust – 3.0%
6,000	American Tower REIT Inc.					461,520
10,200	Health Care Property Investors Inc.					508,572
6,800	Public Storage, Inc.					1,035,776
8,800	Simon Property Group, Inc.					1,395,328
8,200	Ventas Inc.					600,240
113,900	Weyerhaeuser Company					3,574,182
	Total Real Estate Investment Trust					7,575,618
	Road & Rail – 0.3%
6,700	Ryder System, Inc.					400,325
3,200	Union Pacific Corporation					455,712
	Total Road & Rail					856,037
	Semiconductors & Equipment – 0.4%
17,600	First Solar Inc., (2)					474,496
47,200	LSI Logic Corporation, (2)					320,016
1,300	Microchip Technology Incorporated					47,788
6,200	Micron Technology, Inc., (2)					61,876
	Total Semiconductors & Equipment					904,176
	Software – 1.3%
4,900	Adobe Systems Incorporated, (2)					213,199
66,000	CA Inc.					1,661,220
15,900	Electronic Arts Inc., (2)					281,430
4,900	Intuit, Inc.					321,685
9,700	Oracle Corporation					313,698
4,800	Red Hat, Inc., (2)					242,688
400	Salesforce.com, Inc., (2)					71,532
13,800	Symantec Corporation, (2)					340,584
	Total Software					3,446,036
	Specialty Retail – 11.0%
3,500	Abercrombie & Fitch Co., Class A					161,700
1,300	AutoZone, Inc., (2)					515,801
15,500	CarMax, Inc., (2)					646,350
14,400	GameStop Corporation					402,768
61,800	Gap, Inc.					2,187,720
118,700	Home Depot, Inc.					8,282,886
3,500	Limited Brands, Inc.					156,310
73,200	Lowe’s Companies, Inc.					2,775,744
1,500	O’Reilly Automotive Inc., (2)					153,825
13,000	PetSmart Inc.					807,300
63,900	Ross Stores, Inc.					3,873,618
164,400	TJX Companies, Inc.					7,685,700
17,400	Urban Outfitters, Inc., (2)					674,076
	Total Specialty Retail					28,323,798
	Textiles, Apparel & Luxury Goods – 0.2%
1,200	PVH Corporation					128,172
1,700	VF Corporation					285,175
	Total Textiles, Apparel & Luxury Goods					413,347
	Thrifts & Mortgage Finance – 0.2%
55,300	Hudson City Bancorp, Inc.					477,792
	Tobacco – 2.2%
50,600	Altria Group, Inc.					1,740,134
26,600	Philip Morris International					2,466,086
30,600	Reynolds American Inc.					1,361,394
	Total Tobacco					5,567,614
	Trading Companies & Distributors – 2.6%
52,100	Fastenal Company					2,675,335
17,800	W.W. Grainger, Inc.					4,004,644
	Total Trading Companies & Distributors					6,679,979
	Wireless Telecommunication Services – 1.8%
35,700	Crown Castle International Corporation, (2)					2,486,148
360,400	Sprint Nextel Corporation, (2)					2,238,084
	Total Wireless Telecommunication Services					4,724,232
	Total Common Stocks (cost $195,197,424)					252,599,365

Principal
Amount (000)	Description (1)	Coupon		Maturity	Ratings (3)	Value
	Short-Term Investments – 3.7%
	U.S. Government and Agency Obligations – 1.0%
$ 2,500	U.S. Treasury Bills, (4)	0.083%		8/15/13	Aaa	$ 2,499,175
	Repurchase Agreements – 2.7%
6,918	Repurchase Agreement with State Street Bank, dated 3/28/13, repurchase price $6,917,876, collateralized by $6,765,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $7,059,535	0.010%		4/01/13	N/A	6,917,868
$ 9,418	Total Short-Term Investments (cost $9,416,612)					9,417,043
	Total Investments (cost $204,614,036) – 102.1%					262,016,408
	Other Assets Less Liabilities – (2.1)% (5)					(5,504,172)
	Net Assets – 100%					$ 256,512,236

Investments in Derivatives as of March 31, 2013

Call Options Written outstanding:

Number of		Notional	Expiration		Strike
Contracts	Type	Amount		Date	Price	Value (5)
	Call Options Written – (0.3)%
(303,879)	Custom Basket 2 NASDAQ®*	$ (30,387,875	)(6)	4/09/13	$ 103.0000	$ (115,778)
(308,580)	Custom Basket 3 NASDAQ®**	(30,858,001	)(6)	4/15/13	102.0000	(127,259)
(200)	S&P MidCap 400® Index	(23,150,200	)(7)	4/22/13	1,157.5100	(288,346)
(180)	S&P MidCap 400® Index	(21,246,284	)(7)	4/29/13	1,180.3491	(123,819)
(612,839)	Total Call Options Written (premiums received $213,683,989)	$ (105,642,360)				$ (655,202)

* The following table represents the individual common stock holdings comprising the Custom Basket 2 NASDAQ® Call Options Written as of March 31, 2013:

Shares	Description	Value (5)
81,000	iShares Core S&P Mid-Cap ETF	$ (34,496)
16,000	iShares Dow Jones U.S. Real Estate Index Fund	(4,208)
24,000	iShares Russell 2000 Index Fund	(8,452)
24,000	Market Vectors® Gold Miners ETF	(3,424)
41,000	SPDR® S&P 500® ETF	(24,134)
10,000	Apollo Group Inc.	(633)
1,600	Apple, Inc.	(2,595)
19,200	AT&T Inc.	(2,655)
6,700	Berkshire Hathaway Inc., Class B	(2,635)
4,700	Chevron Corporation	(2,121)
11,900	Exxon Mobil Corporation	(4,061)
700	Google Inc., Class A	(2,217)
10,000	Groupon Inc.	(202)
24,000	Hewlett-Packard Company	(1,914)
4,400	International Business Machines Corporation (IBM)	(3,493)
13,200	Johnson & Johnson	(3,892)
9,400	JPMorgan Chase & Co.	(1,792)
24,300	Pfizer Inc.	(2,603)
6,000	Philip Morris International	(2,094)
11,800	Procter & Gamble Company	(3,471)
8,900	Wal-Mart Stores, Inc.	(2,488)
16,000	Wells Fargo & Company	(2,198)
		$ (115,778)

** The following table represents the individual common stock holdings comprising the Custom Basket 3 NASDAQ® Call Options Written as of March 31, 2013:

Shares	Description	Value (5)
81,000	iShares Core S&P Mid-Cap ETF	$ (38,155)
16,000	iShares Dow Jones U.S. Real Estate Index Fund	(4,568)
24,000	iShares Russell 2000 Index Fund	(9,367)
10,000	Market Vectors® Gold Miners ETF	(1,540)
41,000	SPDR® S&P 500® ETF	(26,357)
10,000	Apollo Group Inc.	(699)
1,600	Apple, Inc.	(2,929)
19,200	AT&T Inc.	(2,884)
6,700	Berkshire Hathaway Inc., Class B	(2,840)
4,700	Chevron Corporation	(2,322)
11,900	Exxon Mobil Corporation	(4,386)
700	Google Inc., Class A	(2,352)
10,000	Groupon Inc.	(222)
26,000	Hewlett-Packard Company	(2,378)
4,400	International Business Machines Corporation (IBM)	(3,900)
13,200	Johnson & Johnson	(4,311)
9,400	JPMorgan Chase & Co.	(1,939)
2,000	Netflix, Inc.	(1,525)
24,300	Pfizer Inc.	(2,808)
6,000	Philip Morris International	(2,261)
11,800	Procter & Gamble Company	(3,715)
10,000	Research In Motion Ltd.	(619)
8,900	Wal-Mart Stores, Inc.	(2,661)
16,000	Wells Fargo & Company	(2,521)
		$ (127,259)

Future Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	Long	60	6/13	$ 4,688,100	$ 37,170

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks		$ 252,599,365	$–	$ –	$ 252,599,365
Short-Term Investments:
U.S. Government and Agency Obligations		–	2,499,175	–	2,499,175
Repurchase Agreements		–	6,917,868	–	6,917,868
Derivatives:
Call Options Written		(412,165)	(243,037)	–	(655,202)
Futures Contracts*		37,170	–	–	37,170
Total		$ 252,224,370	$9,174,006	$ –	$ 261,398,376
*Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $204,732,516.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:
Gross unrealized:
Appreciation					$ 57,864,082
Depreciation					(580,190)

Net unrealized appreciation (depreciation) of investments					$ 57,283,892

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)			All percentages shown in the Portfolio of Investments are based on net assets.
(2)			Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)			Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)			Other Assets Less Liabilities includes the Value of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(6)			For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by $100.
(7)			For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
ADR			American Depositary Receipt.
N/A			Not applicable.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013